UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin India Growth Fund
	Shares	Value
Common Stocks 2.7%
Internet & Direct Marketing Retail 1.1%
[a] MakeMyTrip Ltd. (India)	53,900	$1,754,445
IT Services 1.6%
Cognizant Technology Solutions Corp., A (United States)	40,000	2,772,800
Total Common Stocks (Cost $3,401,411)		4,527,245

Management Investment Companies (Cost $101,369,507) 96.9%
Diversified Financial Services 96.9%
[a,b] FT (Mauritius) Offshore Investments Ltd. (India)	9,555,589	165,671,977
Total Investments (Cost $104,770,918) 99.6%		170,199,222
Other Assets, less Liabilities 0.4%		716,268
Net Assets 100.0%		$170,915,490

aNon-income producing.
bThe dollar value, number of shares or principal amount, and names of all Portfolio holdings are listed in the Portfolio’s SOI, beginning on page 5.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin India Growth Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report, and should be read in conjunction with the Fund’s Statement of Investments. At July 31, 2017, the Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation), including the holdings of the Portfolio, for income tax purposes were as follows:

Cost of investments.	$124,458,340

Unrealized appreciation	$48,376,396
Unrealized depreciation	(4,785,739)
Net unrealized appreciation (depreciation)	$43,590,657

4. CONCENTRATION OF RISK

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Statement of Investments, July 31, 2017 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 98.7%
India 98.7%
Auto Components 1.0%
Apollo Tyres Ltd	53,141	$220,662
Bharat Forge Ltd	80,824	1,446,596
		1,667,258
Automobiles 5.4%
Mahindra & Mahindra Ltd	67,884	1,484,288
[a] Tata Motors Ltd	666,899	4,619,871
[a] Tata Motors Ltd., A.	689,593	2,798,987
		8,903,146
Banks 25.1%
Axis Bank Ltd	675,336	5,469,611
HDFC Bank Ltd	275,400	7,917,857
ICICI Bank Ltd	738,003	3,479,585
IndusInd Bank Ltd	135,463	3,473,640
Kotak Mahindra Bank Ltd	393,000	6,255,975
State Bank of India	1,300,000	6,329,854
Yes Bank Ltd	306,172	8,632,257
		41,558,779
Building Products 2.1%
Kajaria Ceramics Ltd	322,573	3,400,888
Capital Markets 5.7%
Care Ratings Ltd	123,000	3,101,926
Crisil Ltd	50,000	1,447,336
ICRA Ltd	30,967	1,900,794
Motilal Oswal Financial Services Ltd	184,674	3,072,097
		9,522,153
Chemicals 2.7%
Asian Paints Ltd	243,670	4,410,587
Construction & Engineering 5.3%
Larsen & Toubro Ltd	289,125	5,378,635
Voltas Ltd	441,624	3,469,755
		8,848,390
Construction Materials 5.3%
Shree Cement Ltd	10,520	3,049,079
UltraTech Cement Ltd	89,437	5,653,427
		8,702,506
Consumer Finance 3.0%
Mahindra & Mahindra Financial Services Ltd	357,064	2,230,955
Repco Home Finance Ltd	243,087	2,808,302
		5,039,257
Electrical Equipment 2.3%
Amara Raja Batteries Ltd	170,000	2,210,159
Havell’s India Ltd	222,466	1,638,858
		3,849,017

Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS (UNAUDITED)
(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks (continued)
India (continued)
Food Products 2.0%
Britannia Industries Ltd	28,419	$1,736,490
Nestle India Ltd	14,705	1,550,498
		3,286,988
Health Care Providers & Services 0.5%
[a,b] Narayana Hrudayalaya Ltd., Reg S	160,287	766,720
Hotels, Restaurants & Leisure 1.7%
Indian Hotels Co. Ltd	1,456,905	2,829,592
Household Durables 1.1%
Crompton Greaves Consumer Electricals Ltd	509,415	1,735,884
Household Products 3.9%
Hindustan Unilever Ltd	359,822	6,479,655
IT Services 4.6%
HCL Technologies Ltd	269,216	3,745,450
Infosys Ltd	241,580	3,806,259
		7,551,709
Machinery 5.0%
Cummins India Ltd	370,970	5,709,343
Eicher Motors Ltd	3,739	1,752,471
SKF India Ltd	35,000	848,497
		8,310,311
Media 0.4%
[a] Jagran Prakashan Ltd	245,878	674,460
Metals & Mining 1.0%
Hindalco Industries Ltd	500,000	1,711,203
Multiline Retail 1.4%
Trent Ltd	564,824	2,356,807
Oil, Gas & Consumable Fuels 0.8%
Petronet LNG Ltd	441,932	1,404,363
Personal Products 1.0%
Godrej Consumer Products Ltd	105,410	1,703,592
Pharmaceuticals 7.5%
Cadila Healthcare Ltd	281,579	2,385,173
Dr. Reddy’s Laboratories Ltd	114,288	4,243,864
Lupin Ltd	126,227	2,029,702
Sun Pharmaceutical Industries Ltd	460,705	3,816,357
		12,475,096
Real Estate Management & Development 1.7%
[a] Godrej Properties Ltd	73,768	600,155
[a] Oberoi Realty Ltd	359,172	2,162,140
		2,762,295
Textiles, Apparel & Luxury Goods 3.1%
[a] Aditya Birla Fashion and Retail Ltd	951,001	2,556,056
Titan Co. Ltd	313,345	2,657,183
		5,213,239
Transportation Infrastructure 0.6%
Gujarat Pipavav Port Ltd	430,000	985,556

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS (UNAUDITED)
(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks (continued)
India (continued)
Wireless Telecommunication Services 4.5%
Bharti Airtel Ltd	514,962	$3,361,535
Idea Cellular Ltd	2,784,326	4,010,766
		7,372,301
Total Common Stocks (Cost $119,979,116)		163,521,752
Other Assets, less Liabilities 1.3%		2,150,225
Net Assets 100.0%		$165,671,977

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Portfolio’s Board of Directors.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Notes to Statement of Investments (unaudited)
(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2017, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Easterm time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Portfolio’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN U.S. DOLLARS)

to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Portfolio’s NAV is not calculated, which could result in differences between the value of the Portfolio’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2017, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  September 26, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  September 26, 2017